UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • September 30, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (64.3%)
	Basic Materials (0.6%)
$125	EI du Pont de Nemours & Co.	2.20%		05/01/20	$123,387

	Communications (7.3%)
400	AT&T, Inc.	2.45		06/30/20	394,821
200	CBS Corp.	2.30		08/15/19	198,982
150	Deutsche Telekom International Finance BV (Germany) (a)	2.225		01/17/20	148,249
125	Discovery Communications LLC	2.20		09/20/19	124,051
175	Discovery Communications LLC (a)	2.75		11/15/19	173,956
225	Orange SA (France)	2.75		02/06/19	225,080
150	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		09/20/21	149,813
230	Verizon Communications, Inc.	2.946		03/15/22	226,532
					1,641,484
	Consumer, Cyclical (5.7%)
90	Alimentation Couche-Tard, Inc. (Canada) (a)	2.35		12/13/19	89,155
175	CVS Health Corp.	2.125		06/01/21	169,023
100	Delta Air Lines, Inc.	2.875		03/13/20	99,226
70	DR Horton, Inc.	2.55		12/01/20	68,603
200	Ford Motor Credit Co., LLC	2.681		01/09/20	197,980
125	General Motors Co., 3 Month USD LIBOR + 0.80%	3.143	(b)	08/07/20	125,453
50	Hyundai Capital America (a)	2.55		04/03/20	49,177
100	Hyundai Capital America (Korea, Republic of) (a)	2.60		03/19/20	98,583
175	Southwest Airlines Co.	2.75		11/06/19	174,344
200	Volkswagen Group of America Finance LLC (Germany) (a)	2.40		05/22/20	196,678
					1,268,222
	Consumer, Non-Cyclical (14.3%)
175	AbbVie, Inc.	2.50		05/14/20	173,107
280	Allergan Funding SCS	3.00		03/12/20	279,751
200	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.65		02/01/21	197,206
150	BAT International Finance PLC (United Kingdom) (a)	2.75		06/15/20	148,497
53	Baxalta, Inc.	2.875		06/23/20	52,583
200	Bayer US Finance LLC (a)	2.375		10/08/19	198,723
100	Becton Dickinson and Co.	2.675		12/15/19	99,468
175	Biogen, Inc.	2.90		09/15/20	174,175
50	Cardinal Health, Inc.	1.948		06/14/19	49,728
175	Celgene Corp.	2.875		08/15/20	173,929
200	Danone SA (France) (a)	1.691		10/30/19	197,107
175	EMD Finance LLC (Germany) (a)	2.40		03/19/20	172,715
175	Gilead Sciences, Inc.	2.55		09/01/20	173,289
75	JM Smucker Co. (The)	2.50		03/15/20	74,309
150	Kroger Co. (The)	2.30		01/15/19	149,825
50	Mead Johnson Nutrition Co.	3.00		11/15/20	49,840
175	Medtronic, Inc.	2.50		03/15/20	173,871
150	Molson Coors Brewing Co.	1.45		07/15/19	148,268
125	Synchrony Financial	3.00		08/15/19	124,772
250	Tyson Foods, Inc.	2.65		08/15/19	249,611
150	UnitedHealth Group, Inc.	2.70		07/15/20	149,096
					3,209,870
	Energy (2.1%)
100	BP Capital Markets PLC (United Kingdom)	2.315		02/13/20	99,126
125	Enterprise Products Operating LLC	2.55		10/15/19	124,535
200	Kinder Morgan, Inc.	3.05		12/01/19	199,836

60	Schlumberger Finance Canada Ltd. (Canada) (a)	2.20	11/20/20	58,604
				482,101
	Finance (24.4%)
150	Air Lease Corp.	2.125	01/15/20	147,684
280	Bank of America Corp., MTN	2.625	10/19/20	276,699
260	BNZ International Funding Ltd. (New Zealand) (a)	2.35	03/04/19	259,611
275	BPCE SA, MTN (France)	2.25	01/27/20	271,539
130	Capital One Financial Corp.	2.40	10/30/20	127,343
200	Danske Bank A/S (Denmark) (a)	1.65	09/06/19	197,117
225	DBS Group Holdings Ltd. (Singapore) (a)	2.246	07/16/19	223,922
100	Deutsche Bank AG (Germany)	2.70	07/13/20	97,999
200	DNB Bank ASA (Norway) (a)	2.125	10/02/20	194,839
175	ERP Operating LP	2.375	07/01/19	174,325
175	Goldman Sachs Group, Inc. (The)	2.35	11/15/21	168,968
125	Goldman Sachs Group, Inc. (The)	2.625	04/25/21	122,504
220	HSBC USA, Inc.	2.25	06/23/19	219,288
100	Jackson National Life Global Funding (a)	1.875	10/15/18	99,978
100	Jackson National Life Global Funding (a)	2.20	01/30/20	98,812
50	JPMorgan Chase & Co., MTN	2.295	08/15/21	48,635
250	JPMorgan Chase Bank NA	2.604	02/01/21	248,174
200	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	199,862
200	Lloyds Banking Group PLC (United Kingdom)	3.10	07/06/21	197,237
201	Macquarie Bank Ltd. (Australia) (a)	2.60	06/24/19	200,520
175	Metropolitan Life Global Funding I (a)(c)	2.00	04/14/20	172,076
150	Metropolitan Life Global Funding I (a)(c)	2.05	06/12/20	147,113
250	National Bank of Canada (Canada)	2.15	06/12/20	245,671
250	Principal Life Global Funding II (a)	2.15	01/10/20	247,389
150	Protective Life Global Funding (a)	1.722	04/15/19	149,204
150	Protective Life Global Funding (a)	2.70	11/25/20	147,931
250	Skandinaviska Enskilda Banken AB (Sweden)	2.30	03/11/20	246,927
90	Suncorp-Metway Ltd. (Australia) (a)	2.375	11/09/20	87,749
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	2.70	09/17/19	199,522
250	Wells Fargo & Co.	2.60	07/22/20	247,585
				5,466,223
	Industrials (3.1%)
50	Harris Corp.	2.70	04/27/20	49,524
75	Lockheed Martin Corp.	2.50	11/23/20	73,994
125	Northrop Grumman Corp.	2.55	10/15/22	120,628
150	Rockwell Collins, Inc.	1.95	07/15/19	149,018
50	Ryder System, Inc., MTN	2.65	03/02/20	49,587
250	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.15	05/27/20	246,826
				689,577
	Technology (1.5%)
125	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.20	01/15/21	121,182
100	Hewlett Packard Enterprise Co. (a)	2.10	10/04/19	99,050
125	Lam Research Corp.	2.80	06/15/21	122,934
				343,166
	Utilities (5.3%)
50	Berkshire Hathaway Energy Co.	2.375	01/15/21	49,209
275	Dominion Energy Gas Holdings LLC	2.50	12/15/19	273,000
75	DTE Energy Co.	1.50	10/01/19	73,832
100	Duke Energy Corp.	1.80	09/01/21	95,710
70	Eversource Energy	2.50	03/15/21	68,804
200	Origin Energy Finance Ltd. (Australia) (a)	3.50	10/09/18	199,997
175	Sempra Energy	2.40	03/15/20	172,686
250	Southern Co. (The)	2.15	09/01/19	247,976
				1,181,214
	Total Corporate Bonds (Cost $14,537,284)			14,405,244

	Asset-Backed Securities (7.3%)
74	Bayview Opportunity Master Fund IVb Trust (a)	3.50	(b)	01/28/55	73,980
100	Finance of America Structured Securities Trust (a)	3.624	(b)	11/25/27	99,017
	Nationstar HECM Loan Trust
100	(a)	2.815	(b)	09/25/27	99,531
100	(a)	2.942		05/25/27	99,267
81	New Residential Mortgage Loan Trust (a)	4.00	(b)	08/27/57	80,977
87	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	3.135	(b)	07/25/25	87,406
	NRZ Excess Spread-Collateralized Notes
83	(a)	4.374		01/25/23	82,725
86	(a)	4.593		02/25/23	84,978
100	Ocwen Master Advance Receivables Trust (a)	2.722		08/16/49	99,500
26	Option One Mortgage Loan Trust Asset-Backed Certificates, 1 Month USD LIBOR + 0.50%	2.665	(b)	08/20/30	25,315
16	Panhandle-Plains Higher Education Authority, Inc., 3 Month USD LIBOR + 0.95%	3.287	(b)	07/01/24	15,700
	PFS Financing Corp.
100	(a)	2.57		07/15/22	98,211
100	(a)	2.74		10/17/22	97,829
100	(a)	2.89		02/15/23	98,925
100	(a)	3.19		04/17/23	99,407
92	PRPM LLC (a)	3.75	(b)	04/25/23	91,940
47	Skopos Auto Receivables Trust (a)	5.43		12/15/23	47,457
100	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes (a)	2.53		11/16/48	100,073
63	TLF National Tax Lien Trust (a)	3.09		12/15/29	63,114
99	Vantage Data Centers Issuer LLC (a)	4.072		02/16/43	99,571
	Total Asset-Backed Securities (Cost $1,656,247)				1,644,923

	Mortgages - Other (3.7%)
49	CHL Mortgage Pass-Through Trust	5.50		05/25/34	49,720
197	Federal Home Loan Mortgage Corporation, 1 Month USD LIBOR + 0.55%	2.766	(b)	04/25/30	197,145
	Federal National Mortgage Association
70	1 Month USD LIBOR + 1.30%	3.516	(b)	05/25/29–07/25/29	70,805
5	1 Month USD LIBOR + 2.20%	4.416	(b)	10/25/28	5,498
77	Galton Funding Mortgage Trust (a)	3.50	(b)	11/25/57	77,261
47	JP Morgan Mortgage Trust	4.481	(b)	07/25/35	47,351
80	Merrill Lynch Mortgage Investors Trust	4.05	(b)	12/25/34	80,685
205	New Residential Mortgage Loan Trust (a)	3.75	(b)	11/26/35- 08/25/55	205,834
87	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	2.785	(b)	08/20/34	86,662
	Total Mortgages - Other (Cost $823,610)				820,961

	U.S. Treasury Security (2.2%)
525	U.S. Treasury Note (Cost $493,822)	1.375		06/30/23	488,773

	Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
83	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	92,098
215	Government National Mortgage Association, IO PAC, 6.15% - 1 Month USD LIBOR	3.985	(b)	10/20/41	16,461
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $96,579)				108,559

	Agency Fixed Rate Mortgages (0.3%)
	Federal National Mortgage Association,
	Conventional Pools:
44		6.50		01/01/32	48,239
19		7.00		12/01/31–06/01/32	19,376
	Total Agency Fixed Rate Mortgages (Cost $65,932)				67,615

Short-Term Investments (17.4%)
U.S. Treasury Security (0.2%)
51	U.S. Treasury Bill (d)(e) (Cost $50,913)	2.022	11/01/18	50,913

NUMBER OF SHARES (000)
	Investment Company (17.2%)
3,866	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $3,866,334)		3,866,334
	Total Short-Term Investments (Cost $3,917,247)		3,917,247

	Total Investments (Cost $21,590,721) (g)(h)(i)	95.7%	21,453,322
	Other Assets in Excess of Liabilities	4.3	970,652
	Net Assets	100.0%	$22,423,974

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

For the nine months ended September 30, 2018, there were no transactions in Metropolitan Life Global Funding I, Corporate bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(d)	Rate shown is the yield to maturity at September 30, 2018.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by $795 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open futures contracts.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,261 and the aggregate gross unrealized depreciation is $205,700, resulting in net unrealized depreciation of $182,439.

Futures Contracts:
The Fund had the following futures contracts open at September 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note	34	Dec-18	6,800	$7,164,969	$(12,672)
U.S. Treasury 5 yr. Note	38	Dec-18	3,800	4,274,109	(32,446)
Short:
U.S. Treasury 10 yr. Ultra Long Bond	1	Dec-18	(100)	(126,000)	78
					$(45,040)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • September 30, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (96.4%)
	Basic Materials (4.6%)
$190	Eldorado Gold Corp. (Canada) (a)	6.125%	12/15/20	$180,975
475	Glencore Funding LLC (Switzerland) (a)	3.875	10/27/27	441,557
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	182,210
450	International Paper Co.	3.00	02/15/27	413,904
100	LyondellBasell Industries N.V.	4.625	02/26/55	90,245
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	454,487
470	NOVA Chemicals Corp. (Canada) (a)	5.25	08/01/23	469,119
150	Nucor Corp.	3.95	05/01/28	150,066
200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	200,000
315	Southern Copper Corp. (Mexico)	7.50	07/27/35	391,387
425	Syngenta Finance N.V. (China) (a)	4.892	04/24/25	417,752
220	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	256,564
175	Westlake Chemical Corp.	4.375	11/15/47	156,067
				3,804,333
	Communications (11.4%)
225	21st Century Fox America, Inc.	4.75	09/15/44	241,864
300	Amazon.com, Inc.	4.25	08/22/57	301,285
200	AT&T, Inc.	4.25	03/01/27	197,762
151	AT&T, Inc.	4.50	03/09/48	132,265
350	AT&T, Inc. (a)	4.90	08/15/37	336,895
500	AT&T, Inc. (a)	5.15	02/15/50	475,997
220	Baidu, Inc. (China)	2.875	07/06/22	211,866
150	Booking Holdings, Inc.	0.90	09/15/21	178,342
425	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	407,380
400	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484	10/23/45	431,402
725	Comcast Corp.	3.15	02/15/28	673,089
350	Comcast Corp.	3.55	05/01/28	335,493
225	CSC Holdings LLC (a)	5.50	04/15/27	218,812
175	Ctrip.com International Ltd. (China)	1.25	09/15/22	171,605
275	Finisar Corp.	0.50	12/15/36	252,599
900	Ooredoo International Finance Ltd. (Qatar) (a)	3.25	02/21/23	868,500
619	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	617,977
200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	200,410
225	Symantec Corp. (a)	5.00	04/15/25	223,188
175	Telefonica Emisiones SAU (Spain)	4.103	03/08/27	168,522
330	Telefonica Europe BV (Spain)	8.25	09/15/30	423,142
200	Telenor East Holding II AS, Series VIP (Norway)	0.25	09/20/19	195,938
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	355,356
75	Verizon Communications, Inc.	4.125	03/16/27	75,475
375	Verizon Communications, Inc.	4.272	01/15/36	358,444
540	Verizon Communications, Inc.	4.672	03/15/55	509,808
125	Viacom, Inc.	5.85	09/01/43	132,686
200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	180,503
400	Warner Media LLC	3.80	02/15/27	383,300
225	Zillow Group, Inc.	2.00	12/01/21	244,406
				9,504,311
	Consumer, Cyclical (7.7%)
275	Alimentation Couche-Tard, Inc. (Canada) (a)	3.55	07/26/27	259,161
319	American Airlines Pass-Through Trust	4.00	01/15/27	318,256
517	British Airways Pass-Through Trust (United Kingdom) (a)	4.625	12/20/25	529,487

125	CVS Health Corp.	4.30		03/25/28	124,259
525	CVS Health Corp.	4.78		03/25/38	524,130
325	Darden Restaurants, Inc.	3.85		05/01/27	315,341
25	Darden Restaurants, Inc.	4.55		02/15/48	23,514
475	Delta Air Lines, Inc.	3.625		03/15/22	469,434
450	Dollar Tree, Inc.	4.00		05/15/25	442,027
100	Dollar Tree, Inc.	4.20		05/15/28	97,318
175	Ford Motor Co.	4.75		01/15/43	146,203
300	Ford Motor Credit Co., LLC	3.096		05/04/23	281,915
300	General Motors Co.	6.60		04/01/36	320,666
125	Home Depot, Inc. (The)	4.875		02/15/44	138,668
175	Home Depot, Inc. (The)	5.875		12/16/36	213,379
225	Jaguar Land Rover Automotive PLC (United Kingdom) (a)	4.50		10/01/27	185,580
150	Kohl’s Corp.	5.55		07/17/45	144,552
550	Sands China Ltd. (China) (a)	5.40		08/08/28	548,708
450	Starbucks Corp.	4.00		11/15/28	449,660
221	United Airlines Pass-Through Trust, Class A	4.30		02/15/27	225,373
200	Valeo SA, Series FRT (France)	0.00	(b)	06/16/21	187,750
200	Walmart, Inc.	3.625		12/15/47	187,669
300	Wyndham Destinations, Inc.	4.15		04/01/24	292,500
					6,425,550
	Consumer, Non-Cyclical (9.7%)
125	Abbott Laboratories	4.90		11/30/46	136,286
175	AbbVie, Inc.	4.70		05/14/45	168,763
51	Allergan Funding SCS	4.75		03/15/45	49,768
197	Amgen, Inc.	4.663		06/15/51	195,708
600	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	609,061
300	Ashtead Capital, Inc. (United Kingdom) (a)	4.125		08/15/25	286,500
200	Ashtead Capital, Inc. (United Kingdom) (a)	5.25		08/01/26	202,550
50	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	62,955
200	Bayer US Finance II LLC (Germany) (a)	4.375		12/15/28	196,348
175	Biogen, Inc.	5.20		09/15/45	186,355
100	Celgene Corp.	4.55		02/20/48	93,408
250	Cencosud SA (Chile) (a)	6.625		02/12/45	252,577
175	Cigna Corp.	3.875		10/15/47	149,873
225	DP World Ltd. (United Arab Emirates) (a)	5.625		09/25/48	223,334
150	Elanco Animal Health, Inc. (a)	4.90		08/28/28	152,586
312	EMD Finance LLC (Germany) (a)	3.25		03/19/25	297,482
100	Express Scripts Holding Co.	4.50		02/25/26	101,049
225	Gilead Sciences, Inc.	4.80		04/01/44	233,107
275	Grupo Bimbo SAB de CV (Mexico) (a)	3.875		06/27/24	271,561
399	Halfmoon Parent, Inc. (a)	4.375		10/15/28	398,639
215	HCA, Inc.	4.50		02/15/27	210,969
250	Humana, Inc.	3.95		03/15/27	246,162
125	Keurig Dr Pepper, Inc. (a)	5.085		05/25/48	127,517
300	Kraft Heinz Foods Co.	4.375		06/01/46	265,966
175	Kroger Co. (The)	4.45		02/01/47	160,858
200	Medtronic, Inc.	4.625		03/15/45	212,320
150	Novartis Capital Corp. (Switzerland)	4.40		05/06/44	160,389
350	Pfizer, Inc.	3.00		12/15/26	336,380
200	Philip Morris International, Inc.	4.50		03/20/42	195,284
75	Teva Pharmaceutical Finance Netherlands III BV (Israel)	2.80		07/21/23	66,856
325	Teva Pharmaceutical Finance Netherlands III BV (Israel)	6.75		03/01/28	343,419
325	Thermo Fisher Scientific, Inc.	2.95		09/19/26	301,499
175	Transurban Finance Co., Pty Ltd. (Australia) (a)	3.375		03/22/27	162,490
300	Transurban Finance Co., Pty Ltd. (Australia) (a)	4.125		02/02/26	295,147
700	UnitedHealth Group, Inc.	3.75		07/15/25	703,957
					8,057,123

	Diversified (0.2%)
200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	205,210

	Energy (8.6%)
450	Andeavor	4.75	12/15/23	465,051
175	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.20	12/01/47	175,410
400	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	396,278
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	216,252
500	BP Capital Markets PLC (United Kingdom)	3.119	05/04/26	477,251
300	Buckeye Partners LP	4.125	12/01/27	277,783
300	Cenovus Energy, Inc. (Canada)	4.25	04/15/27	290,507
250	Cimarex Energy Co.	3.90	05/15/27	239,257
650	Columbia Pipeline Group, Inc.	4.50	06/01/25	658,055
375	Concho Resources, Inc.	3.75	10/01/27	358,610
125	Concho Resources, Inc.	4.85	08/15/48	125,875
325	ConocoPhillips Co.	4.95	03/15/26	351,127
50	Energy Transfer Partners LP	5.15	03/15/45	47,367
300	Energy Transfer Partners LP	5.30	04/15/47	291,702
175	Enterprise Products Operating LLC	5.95	02/01/41	203,284
250	Exxon Mobil Corp.	4.114	03/01/46	254,051
125	Halliburton Co.	5.00	11/15/45	133,997
200	Kinder Morgan, Inc.	5.55	06/01/45	212,138
325	MPLX LP	4.00	02/15/25	320,922
25	MPLX LP	4.875	06/01/25	25,854
150	MPLX LP	5.20	03/01/47	150,854
200	Patterson-UTI Energy, Inc.	3.95	02/01/28	185,393
100	Phillips 66 Partners LP	4.68	02/15/45	95,118
175	Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	175,119
200	Rockies Express Pipeline LLC (a)	6.875	04/15/40	229,000
450	Santos Finance Ltd. (Australia)	4.125	09/14/27	417,679
450	Woodside Finance Ltd. (Australia) (a)	3.70	09/15/26	428,600
				7,202,534
	Finance (34.7%)
600	ABN AMRO Bank N.V. (Netherlands) (a)	4.75	07/28/25	602,695
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	147,295
350	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.125	07/03/23	347,794
225	Air Lease Corp.	2.625	07/01/22	215,553
275	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	265,652
300	American International Group, Inc.	4.50	07/16/44	284,187
275	Assurant, Inc.	4.20	09/27/23	273,772
250	Bank of America Corp.	3.97	03/05/29	244,212
625	Bank of America Corp.	4.244	04/24/38	611,312
205	Bank of America Corp.	7.75	05/14/38	277,492
625	Bank of America Corp., MTN	4.25	10/22/26	618,463
550	BNP Paribas SA (France) (a)	4.40	08/14/28	540,804
400	Boston Properties LP	3.65	02/01/26	388,130
250	BPCE SA (France) (a)	4.00	09/12/23	246,900
625	BPCE SA (France) (a)	5.15	07/21/24	636,434
450	Brighthouse Financial, Inc., Series WI	3.70	06/22/27	400,208
450	Brixmor Operating Partnership LP	4.125	06/15/26	437,013
400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	395,554
275	Capital One Financial Corp.	3.30	10/30/24	262,157
625	Capital One Financial Corp.	3.75	03/09/27	591,007
425	Citigroup, Inc.	4.45	09/29/27	420,551
225	Citigroup, Inc.	4.75	05/18/46	220,304
350	Citigroup, Inc.	8.125	07/15/39	506,705
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	228,315
400	Compass Bank	3.50	06/11/21	398,232
575	Credit Agricole SA (France) (a)	3.75	04/24/23	564,870

250	Credit Agricole SA (France) (a)	4.125	01/10/27	242,317
250	Credit Suisse Group AG (Switzerland) (a)	3.574	01/09/23	245,239
400	Crown Castle International Corp.	3.80	02/15/28	380,081
150	CubeSmart LP	3.125	09/01/26	137,104
450	Deutsche Bank AG (Germany)	2.70	07/13/20	440,994
225	Deutsche Bank AG (Germany)	3.15	01/22/21	219,992
425	Discover Bank	7.00	04/15/20	445,644
300	Discover Financial Services	3.95	11/06/24	293,703
175	Extra Space Storage LP (a)	3.125	10/01/35	185,663
450	Five Corners Funding Trust (a)	4.419	11/15/23	462,338
500	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	471,406
375	Goldman Sachs Group, Inc. (The)	6.25	02/01/41	451,599
525	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	632,635
300	Goldman Sachs Group, Inc. (The), MTN	4.80	07/08/44	306,843
150	Great-West Lifeco Finance 2018 LP (Canada) (a)	4.581	05/17/48	152,116
250	Guardian Life Insurance Co. of America (The) (a)	4.85	01/24/77	245,794
400	Healthcare Trust of America Holdings LP	3.70	04/15/23	392,591
375	High Street Funding Trust I (a)	4.111	02/15/28	366,675
525	HSBC Holdings PLC (United Kingdom)	3.90	05/25/26	509,627
425	HSBC Holdings PLC (United Kingdom)	3.95	05/18/24	422,489
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	246,129
400	ING Bank N.V. (Netherlands) (a)	5.80	09/25/23	422,194
200	ING Groep N.V. (Netherlands)	6.00	04/16/20(c)	199,980
250	iStar, Inc.	5.25	09/15/22	246,875
175	JPMorgan Chase & Co.	3.782	02/01/28	170,485
200	JPMorgan Chase & Co.	3.897	01/23/49	181,021
480	JPMorgan Chase & Co.	4.95	06/01/45	504,488
575	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	574,605
275	Lincoln National Corp.	7.00	06/15/40	346,145
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	252,378
400	Lloyds Banking Group PLC (United Kingdom)	3.75	01/11/27	376,609
250	Lloyds Banking Group PLC (United Kingdom)	4.375	03/22/28	244,333
200	Lloyds Banking Group PLC (United Kingdom)	4.55	08/16/28	197,557
450	Macquarie Group Ltd. (Australia) (a)	4.15	03/27/24	448,560
125	Massachusetts Mutual Life Insurance Co. (a)	4.50	04/15/65	117,164
250	MetLife, Inc. (d)	5.70	06/15/35	287,318
250	MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	241,562
300	Nationwide Building Society (United Kingdom) (a)	4.302	03/08/29	287,575
425	Nationwide Building Society (United Kingdom) (a)	4.363	08/01/24	423,232
275	Northern Trust Corp.	3.375	05/08/32	256,613
150	Prologis LP	3.875	09/15/28	150,866
575	Realty Income Corp.	3.25	10/15/22	568,163
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	559,153
750	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/23	729,381
325	Santander UK PLC (United Kingdom) (a)	5.00	11/07/23	328,137
125	Spirit Realty Capital, Inc.	3.75	05/15/21	126,318
50	Synchrony Financial	3.70	08/04/26	45,235
425	Synchrony Financial	3.95	12/01/27	385,729
125	TD Ameritrade Holding Corp.	3.30	04/01/27	119,852
350	TD Ameritrade Holding Corp.	3.625	04/01/25	344,538
525	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491	05/23/23	514,753
125	Visa, Inc.	4.30	12/14/45	129,560
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25	10/05/20	324,055
1,350	Wells Fargo & Co.	3.00	10/23/26	1,254,054
250	Wells Fargo & Co., MTN	4.10	06/03/26	247,362
				28,982,440
	Industrials (4.4%)
375	Burlington Northern Santa Fe LLC	4.55	09/01/44	391,109

250	CSX Corp.	3.80		03/01/28	246,927
165	Embraer Netherlands Finance BV (Brazil)	5.40		02/01/27	168,506
350	Fortune Brands Home & Security, Inc.	4.00		09/21/23	351,490
225	General Electric Co., Series D	5.00		01/21/21(c)	219,487
200	Harris Corp.	4.854		04/27/35	205,829
510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/23	529,681
225	Lockheed Martin Corp.	3.55		01/15/26	222,716
425	Nvent Finance Sarl (Luxembourg) (a)	3.95		04/15/23	417,932
250	Trimble, Inc.	4.90		06/15/28	251,893
125	Tyco Electronics Group SA (Switzerland)	3.125		08/15/27	116,466
165	Union Pacific Corp.	3.95		09/10/28	166,057
375	Wabtec Corp.	4.70		09/15/28	369,783
					3,657,876
	Technology (4.7%)
175	Akamai Technologies, Inc.	0.00	(b)	02/15/19	174,011
425	Apple, Inc.	2.45		08/04/26	392,343
225	Apple, Inc.	3.00		06/20/27	214,356
400	Apple, Inc.	3.85		08/04/46	384,550
200	Dell International LLC/EMC Corp. (a)	8.10		07/15/36	240,617
250	Electronics For Imaging, Inc.	0.75		09/01/19	246,996
200	Fiserv, Inc.	4.20		10/01/28	200,818
275	Intel Corp.	2.60		05/19/26	256,933
525	Microsoft Corp.	4.45		11/03/45	564,447
250	Nuance Communications, Inc.	1.00		12/15/35	236,477
200	NXP Semiconductors NV (Netherlands)	1.00		12/01/19	208,746
200	Oracle Corp.	3.80		11/15/37	190,916
350	Oracle Corp.	4.00		11/15/47	333,188
250	Verint Systems, Inc.	1.50		06/01/21	258,732
					3,903,130
	Utilities (10.4%)
250	Abu Dhabi National Energy Co., PJSC (United Arab Emirates) (a)	4.375		06/22/26	247,450
400	Alabama Power Co.	3.75		03/01/45	367,560
475	Appalachian Power Co.	3.40		06/01/25	464,126
175	Black Hills Corp.	3.15		01/15/27	161,185
75	Black Hills Corp.	4.35		05/01/33	73,658
250	Boston Gas Co. (a)	4.487		02/15/42	252,953
275	Duke Energy Carolinas LLC	3.75		06/01/45	254,211
275	Duke Energy Corp.	2.65		09/01/26	249,077
550	EDP Finance BV (Portugal) (a)	3.625		07/15/24	526,254
350	Electricite de France SA (France) (a)	4.50		09/21/28	345,184
450	Emera US Finance LP (Canada)	3.55		06/15/26	424,534
125	Enel Chile SA (Chile)	4.875		06/12/28	126,425
275	Enel Finance International N.V. (Italy) (a)	4.875		06/14/29	266,130
225	Enel Finance International N.V. (Italy) (a)	6.00		10/07/39	245,464
410	Enel SpA (Italy) (a)	8.75		09/24/73	455,100
300	Entergy Arkansas, Inc.	3.50		04/01/26	295,891
150	Entergy Louisiana LLC	3.05		06/01/31	136,341
300	Fortis, Inc., Series WI (Canada)	2.10		10/04/21	286,799
50	Indiana Michigan Power Co.	4.25		08/15/48	49,466
275	Mid-Atlantic Interstate Transmission LLC (a)	4.10		05/15/28	273,045
250	Mississippi Power Co.	3.95		03/30/28	245,124
450	NextEra Energy Capital Holdings, Inc.	3.55		05/01/27	433,744
325	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	324,995
200	Pacific Gas & Electric Co.	3.95		12/01/47	174,562
250	South Carolina Electric & Gas Co.	4.50		06/01/64	230,199
150	Southern California Edison Co.	4.00		04/01/47	141,245
525	Trans-Allegheny Interstate Line Co. (a)	3.85		06/01/25	520,611
396	TransAlta Corp. (Canada)	4.50		11/15/22	389,120
475	Virginia Electric & Power Co., Series B	4.20		05/15/45	464,493

250	Xcel Energy, Inc.	3.30	06/01/25	241,992
				8,666,938
	Total Corporate Bonds (Cost $81,690,162)			80,409,445

	Short-Term Investments (2.8%)
	U.S. Treasury Security (1.0%)
889	U.S. Treasury Bill (e)(f) (Cost $887,484)	2.022	11/01/18	887,484

NUMBER OF SHARES (000)
	Investment Company (1.8%)
1,477	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $1,476,978)		1,476,978
	Total Short-Term Investments (Cost $2,364,462)		2,364,462

	Total Investments (Cost $84,054,624) (h)(i)(j)	99.2%	82,773,907
	Other Assets in Excess of Liabilities	0.8	632,380
	Net Assets	100.0%	$83,406,287

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2018.

(d)

For the nine months ended September 30, 2018, there were no transactions in Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Rate shown is the yield to maturity at September 30, 2018.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by $838 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with purchase of open futures contracts and swap agreements.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,267,754 and the aggregate gross unrealized depreciation is $2,311,353, resulting in net unrealized depreciation of $1,043,599.

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note	96	Dec-18	19,200	$20,230,500	$(61,312)
U.S. Treasury 30 yr. Bond	16	Dec-18	1,600	2,248,000	(65,781)
U.S. Treasury Ultra Bond	4	Dec-18	400	617,125	(5,157)
Short:
U.S. Treasury 10 yr. Note	14	Dec-18	(1,400)	(1,662,937)	19,114
U.S. Treasury 5 yr. Note	35	Dec-18	(3,500)	(3,936,680)	24,266
U.S. Treasury 10 yr. Ultra Long Bond	55	Dec-18	(5,500)	(6,930,000)	109,445
					$20,575

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at September 30, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value	Upfront Payment Received	Unrealized Depreciation
Morgan Stanley & Co., LLC*
CDX.NA.HY.30	NR	Buy	5.00%	Quarterly	6/20/23	$1,250	$(99,575)	$(79,448)	$(20,127)

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at September 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Appreciation
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48%	Semi- Annual/Quarterly	12/21/26	$5,897	$236,670	$—	$236,670

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
LIBOR	London Interbank Offered Rate.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • September 30, 2018 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Denmark (2.3%)
	Pharmaceuticals
12,416	Novo Nordisk A/S, Series B	$584,564

	France (15.0%)
	Aerospace & Defense
6,715	Airbus SE	843,420

	Banks
10,389	BNP Paribas SA	635,796

	Electrical Equipment
8,254	Schneider Electric SE	664,124

	Health Care Equipment & Supplies
3,604	Essilor International Cie Generale d’Optique SA	533,305

	Hotels, Restaurants & Leisure
10,535	Accor SA	540,884

	Insurance
23,998	AXA SA	645,026
	Total France	3,862,555

	Germany (15.4%)
	Air Freight & Logistics
10,880	Deutsche Post AG (Registered)	387,936

	Auto Components
2,210	Continental AG	384,760

	Chemicals
2,000	Linde AG	473,012
6,199	Symrise AG	565,856
		1,038,868
	Health Care Providers & Services
8,333	Fresenius SE & Co., KGaA	611,849

	Pharmaceuticals
6,676	Bayer AG (Registered)	593,042

	Software
7,797	SAP SE	959,587
	Total Germany	3,976,042

	Ireland (2.0%)
	Construction Materials
16,152	CRH PLC	528,468

	Italy (1.1%)
	Capital Markets
18,727	Azimut Holding SpA (a)	282,659

	Netherlands (9.0%)
	Banks
37,134	ING Groep N.V.	482,192

	Food & Staples Retailing
21,420	Koninklijke Ahold Delhaize N.V.	491,177

	Personal Products
12,857	Unilever N.V. CVA	716,003

	Semiconductors & Semiconductor Equipment
3,440	ASML Holding N.V.	642,637
	Total Netherlands	2,332,009

	Spain (3.7%)
	Electrical Equipment
24,303	Siemens Gamesa Renewable Energy SA (a)(b)	307,565

NUMBER OF SHARES		VALUE
	Information Technology Services
6,999	Amadeus IT Group SA	$650,258
	Total Spain	957,823

	Sweden (4.2%)
	Banks
47,524	Nordea Bank AB	517,944

	Machinery
31,454	Volvo AB, Class B	556,003
	Total Sweden	1,073,947

	Switzerland (17.4%)
	Capital Markets
39,321	UBS Group AG (Registered) (b)	621,027

	Chemicals
3,728	Sika AG (Registered)	542,828

	Food Products
14,054	Nestle SA (Registered)	1,171,692

	Insurance
2,165	Zurich Insurance Group AG	684,311

	Pharmaceuticals
11,523	Novartis AG (Registered)	990,973

	Textiles, Apparel & Luxury Goods
5,763	Cie Financiere Richemont SA (Registered)	469,778
	Total Switzerland	4,480,609

	United Kingdom (28.9%)
	Banks
819,447	Lloyds Banking Group PLC	633,044

	Diversified Telecommunication Services
141,505	BT Group PLC	415,538

	Equity Real Estate Investment Trusts (REITs)
32,153	Great Portland Estates PLC REIT	280,408

	Hotels, Restaurants & Leisure
26,635	Compass Group PLC	592,256

	Household Products
8,219	Reckitt Benckiser Group PLC	751,600

	Insurance
29,786	Prudential PLC	683,092

	Media
177,717	ITV PLC	365,638

	Oil, Gas & Consumable Fuels
128,587	BP PLC	987,669
28,432	Royal Dutch Shell PLC, Class A	977,041
		1,964,710
	Professional Services
22,401	RELX PLC (b)	470,627

	Tobacco
16,633	British American Tobacco PLC	777,100
14,480	Imperial Brands PLC	504,104
		1,281,204
	Total United Kingdom	7,438,117
	Total Common Stocks (Cost $19,594,719)	25,516,793

NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (2.1%)
	Securities held as Collateral on Loaned Securities (1.5%)
	Investment Company (1.2%)
325	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	$324,961

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.3%)
$43	HSBC Securities USA, Inc. (2.23%, dated 09/28/18, due 10/01/18; proceeds $42,766; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 05/15/25 - 08/15/47; valued at $43,613)	42,758
37	Merrill Lynch & Co., Inc. (2.25%, dated 09/28/18, due 10/01/18; proceeds $37,064; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 02/15/42 - 11/15/45; valued at $37,798)	37,057
		79,815
	Total Securities held as Collateral on Loaned Securities (Cost $404,776)	404,776

NUMBER OF SHARES (000)
	Investment Company (0.6%)
152	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $152,180)		152,180
	Total Short-Term Investments (Cost $556,956)		556,956
	Total Investments (Cost $20,151,675) (d)(e)	101.1%	26,073,749
	Liabilities in Excess of Other Assets	(1.1)	(291,425)
	Net Assets	100.0%	$25,782,324

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were $398,324 and $433,413, respectively. The Fund received cash collateral of $433,413, of which $404,776, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash of $28,637 which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by $341 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,922,894 and the aggregate gross unrealized depreciation is $1,000,820, resulting in net unrealized appreciation of $5,922,074.

Summary of Investments • September 30, 2018 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Banks	$2,268,976		8.8%
Pharmaceuticals	2,168,579		8.5
Insurance	2,012,429		7.8
Oil, Gas & Consumable Fuels	1,964,710		7.7
Chemicals	1,581,696		6.2
Tobacco	1,281,204		5.0
Food Products	1,171,692		4.6
Hotels, Restaurants & Leisure	1,133,140		4.4
Electrical Equipment	971,689		3.8
Software	959,587		3.7
Capital Markets	903,686		3.5
Aerospace & Defense	843,420		3.3
Household Products	751,600		2.9
Personal Products	716,003		2.8
Information Technology Services	650,258		2.5
Semiconductors & Semiconductor Equipment	642,637		2.5
Health Care Providers & Services	611,849		2.4
Machinery	556,003		2.2
Health Care Equipment & Supplies	533,305		2.1
Construction Materials	528,468		2.1
Food & Staples Retailing	491,177		1.9
Professional Services	470,627		1.8
Textiles, Apparel & Luxury Goods	469,778		1.8
Diversified Telecommunication Services	415,538		1.6
Air Freight & Logistics	387,936		1.5
Auto Components	384,760		1.5
Media	365,638		1.4
Equity Real Estate Investment Trusts (REITs)	280,408		1.1
Investment Company	152,180		0.6
	$25,668,973	+	100.0%

+    Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • September 30, 2018 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.6%)
	Automobiles (1.0%)
424,530	NIO, Inc. ADR (a)(b)	$2,963,219

	Biotechnology (1.1%)
16,507	Alnylam Pharmaceuticals, Inc. (a)	1,444,692
2,393	Bluebird Bio, Inc. (a)	349,378
14,532	Editas Medicine, Inc. (a)	462,408
19,877	Intellia Therapeutics, Inc. (a)	568,880
32,504	Intrexon Corp. (a)(b)	559,719
		3,385,077
	Health Care Equipment & Supplies (10.8%)
76,816	DexCom, Inc. (a)	10,987,761
26,231	Intuitive Surgical, Inc. (a)	15,056,594
25,048	LivaNova PLC (a)	3,105,201
29,025	Penumbra, Inc. (a)	4,345,042
		33,494,598
	Health Care Providers & Services (4.7%)
156,085	HealthEquity, Inc. (a)	14,735,985

	Health Care Technology (8.9%)
71,069	athenahealth, Inc. (a)	9,494,818
164,896	Veeva Systems, Inc., Class A (a)	17,952,228
		27,447,046
	Hotels, Restaurants & Leisure (4.1%)
225,599	Starbucks Corp.	12,823,047

	Internet & Direct Marketing Retail (13.6%)
13,998	Amazon.com, Inc. (a)	28,037,994
236,974	Farfetch Ltd., Class A (a)	6,452,802
179,703	Overstock.com, Inc. (a)(b)	4,977,773
54,367	TripAdvisor, Inc. (a)	2,776,523
		42,245,092
	Internet Software & Services (20.0%)
13,936	Alibaba Group Holding Ltd. ADR (a)	2,296,095
201,866	Coupa Software, Inc. (a)	15,967,601
14,625	MercadoLibre, Inc.	4,979,374
150,661	Okta, Inc. (a)	10,600,508
62,756	Spotify Technology SA (a)	11,348,167
51,400	Tencent Holdings Ltd. (c)	2,122,092
409,862	Twitter, Inc. (a)	11,664,673
68,763	Zillow Group, Inc., Class C (a)	3,042,763
		62,021,273
	Life Sciences Tools & Services (5.6%)
46,924	Illumina, Inc. (a)	17,223,923

	Pharmaceuticals (0.1%)
5,181	Nektar Therapeutics (a)	315,834

	Road & Rail (5.0%)
95,090	Union Pacific Corp.	15,483,505

	Software (18.7%)
168,858	Activision Blizzard, Inc.	14,047,297
94,711	salesforce.com, Inc. (a)	15,061,890
73,803	ServiceNow, Inc. (a)	14,438,081
99,000	Workday, Inc., Class A (a)	14,452,020
		57,999,288
	Total Common Stocks (Cost $190,541,740)	290,137,887

	Preferred Stocks (4.5%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost - $436,567; acquired 12/22/15)	511,758

	Internet & Direct Marketing Retail (2.2%)
42,717	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $1,739,139; acquired 04/16/14)	4,485,285
50,711	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost - $2,473,289; acquired 12/03/15)	2,228,748
		6,714,033
	Life Sciences Tools & Services (2.0%)
627,809	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,052,935; acquired 12/19/14)	6,290,646

	Software (0.1%)
141,612	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $1,617,648; acquired 06/17/14)	253,486
	Total Preferred Stocks (Cost $8,319,578)	13,769,923

NUMBER OF SHARES (000)
Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.1%)
6,574	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	6,574,143

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.5%)
$865	HSBC Securities USA, Inc. (2.23%, dated 09/28/18, due 10/01/18; proceeds $865,180; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 05/15/25 - 08/15/47; valued at $882,322)	865,019
750	Merrill Lynch & Co., Inc. (2.25%, dated 09/28/18, due 10/01/18; proceeds $749,824; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 02/15/42 - 11/15/45; valued at $764,677)	749,683
		1,614,702
	Total Securities held as Collateral on Loaned Securities (Cost $8,188,845)	8,188,845

NUMBER OF SHARES (000)
	Investment Company (2.1%)
6,436	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $6,436,156)		6,436,156
	Total Short-Term Investments (Cost $14,625,001)		14,625,001
	Total Investments Excluding Purchased Options (Cost $213,486,319)	102.8%	318,532,811
	Total Purchased Options Outstanding (Cost $825,520)	0.1%	314,372
	Total Investments (Cost $214,311,839) (h)(i)	102.9%	318,847,183
	Liabilities in Excess of Other Assets	(2.9)	(8,883,605)
	Net Assets	100.0%	$309,963,578

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were $8,500,711 and $8,768,198 respectively. The Fund received cash collateral of $8,768,198, of which 8,188,845 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash of $579,353 which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

At September 30, 2018, the Fund held fair valued securities valued at $13,769,923, representing 4.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(e)	Illiquid security.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2018 amounts to $13,769,923 and represents 4.5% of net assets.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by $11,447 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $111,965,398 and the aggregate gross unrealized depreciation is $7,430,054, resulting in net unrealized appreciation of $104,535,344.

Call Options Purchased :

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
Royal Bank of Scotland	USD/CNH	CHN	7.16	Jan-19	62,531,078	62,531	$188,344	$271,385	$(83,041)
Royal Bank of Scotland	USD/CNH	CHN	7.52	Nov-18	61,605,189	61,605	1,848	255,046	(253,198)
Royal Bank of Scotland	USD/CNH	CHN	7.78	Jul-19	61,384,070	61,384	124,180	299,089	(174,909)
							$314,372	$825,520	$(511,148)

Currency Abbreviations:

CNH	Chinese Yuan Renminbi Offshore.
USD	United States Dollar.

Summary of Investments • September 30, 2018 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$62,021,273		20.0%
Software	58,252,774		18.7
Internet & Direct Marketing Retail	48,959,125		15.8
Health Care Equipment & Supplies	33,494,598		10.8
Health Care Technology	27,447,046		8.8
Life Sciences Tools & Services	23,514,569		7.6
Road & Rail	15,483,505		5.0
Health Care Providers & Services	14,735,985		4.7
Hotels, Restaurants & Leisure	12,823,047		4.1
Investment Company	6,436,156		2.1
Biotechnology	3,385,077		1.1
Automobiles	2,963,219		0.9
Electronic Equipment, Instruments & Components	511,758		0.2
Pharmaceuticals	315,834		0.1
Purchased Options	314,372		0.1
	$310,658,338	+	100.0%

+    Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • September 30, 2018 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) listed options are valued at the last reported sales price on the exchange on which they are listed  (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) OTC swaps may be valued by an outside pricing service approved by the Trust’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (7) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the

NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$14,405,244	$—	$14,405,244
Asset-Backed Securities	—	1,644,923	—	1,644,923
Mortgages - Other	—	820,961	—	820,961
U.S. Treasury Security	—	488,773	—	488,773
Collateralized Mortgage Obligations - Agency Collateral Series	—	108,559	—	108,559
Agency Fixed Rate Mortgages	—	67,615	—	67,615
Total Fixed Income Securities	—	17,536,075	—	17,536,075
Short-Term Investments
U.S. Treasury Security	—	50,913	—	50,913
Investment Company	3,866,334	—	—	3,866,334
Total Short-Term Investments	3,866,334	50,913	—	3,917,247
Futures Contract	78	—	—	78
Total Assets	3,866,412	17,586,988	—	21,453,400
Liabilities:
Futures Contracts	(45,118)	—	—	(45,118)
Total	$3,821,294	$17,586,988	$—	$21,408,282

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$80,409,445	$—	$80,409,445
Short-Term Investments
U.S. Treasury Security	—	887,484	—	887,484
Investment Company	1,476,978	—	—	1,476,978
Total Short-Term Investments	1,476,978	887,484	—	2,364,462
Futures Contracts	152,825	—	—	152,825
Interest Rate Swap Agreement	—	236,670	—	236,670
Total Assets	1,629,803	81,533,599	—	83,163,402
Liabilities:
Futures Contracts	(132,250)	—	—	(132,250)
Credit Default Swap Agreement	—	(20,127)	—	(20,127)
Total Liabilities	(132,250)	(20,127)	—	(152,377)
Total	$1,497,553	$81,513,472	$—	$83,011,025

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$843,420	$—	$—	$843,420
Air Freight & Logistics	387,936	—	—	387,936
Auto Components	384,760	—	—	384,760
Banks	2,268,976	—	—	2,268,976
Capital Markets	903,686	—	—	903,686
Chemicals	1,581,696	—	—	1,581,696
Construction Materials	528,468	—	—	528,468
Diversified Telecommunication Services	415,538	—	—	415,538
Electrical Equipment	971,689	—	—	971,689
Equity Real Estate Investment Trusts (REITs)	280,408	—	—	280,408
Food & Staples Retailing	491,177	—	—	491,177
Food Products	1,171,692	—	—	1,171,692
Health Care Equipment & Supplies	533,305	—	—	533,305
Health Care Providers & Services	611,849	—	—	611,849
Hotels, Restaurants & Leisure	1,133,140	—	—	1,133,140
Household Products	751,600	—	—	751,600
Information Technology Services	650,258	—	—	650,258
Insurance	2,012,429	—	—	2,012,429
Machinery	556,003	—	—	556,003
Media	365,638	—	—	365,638
Oil, Gas & Consumable Fuels	1,964,710	—	—	1,964,710
Personal Products	716,003	—	—	716,003
Pharmaceuticals	2,168,579	—	—	2,168,579
Professional Services	470,627	—	—	470,627
Semiconductors & Semiconductor Equipment	642,637	—	—	642,637
Software	959,587	—	—	959,587
Textiles, Apparel & Luxury Goods	469,778	—	—	469,778
Tobacco	1,281,204	—	—	1,281,204
Total Common Stocks	25,516,793	—	—	25,516,793
Short-Term Investments
Investment Company	477,141	—	—	477,141
Repurchase Agreements	—	79,815	—	79,815
Total Short-Term Investments	477,141	79,815	—	556,956
Total Assets	$25,993,934	$79,815	$—	$26,073,749

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Automobiles	$2,963,219	$—	$—	$2,963,219
Biotechnology	3,385,077	—	—	3,385,077
Health Care Equipment & Supplies	33,494,598	—	—	33,494,598
Health Care Providers & Services	14,735,985	—	—	14,735,985
Health Care Technology	27,447,046	—	—	27,447,046
Hotels, Restaurants & Leisure	12,823,047	—	—	12,823,047
Internet & Direct Marketing Retail	42,245,092	—	—	42,245,092
Internet Software & Services	62,021,273	—	—	62,021,273
Life Sciences Tools & Services	17,223,923	—	—	17,223,923
Pharmaceuticals	315,834	—	—	315,834
Road & Rail	15,483,505	—	—	15,483,505
Software	57,999,288	—	—	57,999,288
Total Common Stocks	290,137,887	—	—	290,137,887
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	511,758	511,758
Internet & Direct Marketing Retail	—	—	6,714,033	6,714,033
Life Sciences Tools & Services	—	—	6,290,646	6,290,646
Software	—	—	253,486	253,486
Total Preferred Stocks	—	—	13,769,923	13,769,923
Call Options Purchased	—	314,372	—	314,372
Short-Term Investments
Investment Company	13,010,299	—	—	13,010,299
Repurchase Agreements	—	1,614,702	—	1,614,702
Total Short-Term Investments	13,010,299	1,614,702	—	14,625,001
Total Assets	$303,148,186	$1,929,074	$13,769,923	$318,847,183

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$10,306,047
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation	3,463,876
Realized gains	—
Ending Balance	$13,769,923

Net change in unrealized appreciation from investments still held as of September 30, 2018	$3,463,876

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Multi Cap Growth	Fair Value at September 30, 2018	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an increase in input
Preferred Stocks
	$13,769,923	Market Transaction Method	Pending and Precedent Transactions	$43.95	Increase

			Precedent Transaction	$9.57-$27.00 / $11.15

		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%-20.0% / 17.5%	Decrease

			Perpetual Growth Rate	3.0%-4.0% / 3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	1.4x-12.9x / 6.2x	Increase

			Discount for Lack of Marketability	20.0%	Decrease

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018